Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2019
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB in thousands
2017	1,800	2,716	—	4,516
2018	4,516	10,904	(1,000)	14,420
2019	14,420	9,396	(6,120)	17,696